Consolidated statement of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Loss for the year	€ (44,615)	€ (110,282)	€ (305,292)
Items that may be reclassified to profit or loss in subsequent periods
Exchange differences on translation of foreign operations	(10)	(65)	98
Income tax related to these items	0	0	0
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax	(10)	(65)	98
Items that may not be reclassified to profit or loss in subsequent periods
Changes in the fair value of equity investments at fair value through other comprehensive income	29,407	(14,832)	(10,595)
Remeasurements of post-employment benefit obligations	0	(9)	(27)
Income tax related to these items	(901)	461	326
Other comprehensive income/(loss) that may not be reclassified to profit or loss in subsequent periods, net of tax	28,506	(14,380)	(10,296)
Other comprehensive income/(loss) for the year, net of tax	28,496	(14,445)	(10,198)
Total comprehensive income/(loss) for the year	(16,119)	(124,727)	(315,490)
Attributable to:
Equity holders of the Company	(15,712)	(124,343)	(314,976)
Non-controlling interests	€ (407)	€ (384)	€ (514)